Other Receivables	12 Months Ended
Dec. 31, 2014
Other Receivables
Other Receivables

8.Other Receivables

Other receivables consisted of the following:

	As of December 31,
	2013	2014	2014
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	47,504,624	64,888,300	10,604,396
Deposit for loan guarantee	7,500,000	5,400,000	882,497
Others	3,505,541	3,304,917	540,108
Total other receivables	58,510,165	73,593,217	12,027,001

Note (i):As of December 31, 2013 and 2014, VAT recoverable mainly consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB 40,761,846 and RMB57,950,944 ($9,470,656), respectively.